Note 9 - Revenue From Government Contract (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 2,489,145	$ 3,954,576
Grant [Member] | BARDA Contract [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 2,489,145	$ 3,954,546